Other income (Tables)	6 Months Ended
Jun. 30, 2025
Other Income Tables [Line Items]
Other income

Other income
For the quarter ended Year-to-date
USD m 30.6.25 31.3.25 30.6.24 30.6.25 30.6.24
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of

subsidiaries
1
4 94
2
(2) 98
2
(3)
Net gains / (losses) from disposals of investments in associates and joint ventures
0 3 2 3 0
Share of net profit / (loss) of associates and joint ventures 21 136
3
52 157
3
110
Total 25 233 52 257 107
Income from properties
4
9 3 15 12 29
Net gains / (losses) from properties held for sale (5) 8 (2) 3 (4)
Other
5
2 (31) 89 (29) 145
Total other income 30 213 154 243 278
1 Includes foreign exchange gains /

(losses) reclassified from other comprehensive

income related to the disposal

or closure of foreign operations.

2 Includes a gain of USD
97
m recognized upon completion of

the
sale of Select

Portfolio Servicing,

the US

mortgage servicing

business of

Credit Suisse,

which was

managed in

Non-core and

Legacy. Refer

to “Note

29 Changes

in organization

and acquisitions

and disposals

of
subsidiaries and businesses” in the “Consolidated financial statements” section of the UBS Group Annual Report 2024 for more information.

3 Includes a gain of USD
64 m related to UBS’s share of income recorded
by Swisscard for the sale of the Credit Suisse

card portfolios to UBS. Refer to “Note 29 Changes in

organization and acquisitions and disposals of subsidiaries and businesses” in the “Consolidated financial statements”
section of the UBS Group Annual Report 2024 for more information.

4 Includes rent received from third parties.

5 Includes losses of USD
27 m for the second quarter of 2025 related to the repurchase of UBS’s own debt instruments (first quarter of 2025: losses of USD 36 m; second quarter of 2024: gains of USD 4 m).